STOCK-BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares Outstanding, beginning of period	18,020	21,420
Shares, Granted
Shares, Exercised
Shares, Forfeited or expired		(3,400)
Shares Outstanding, end of period	18,020	18,020
Shares Exercisable, end of period	18,020	18,020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted- Average Exercise Price Outstanding, beginning of period	$ 19.75	$ 19.75
Weighted- Average Exercise Price Outstanding , Granted
Weighted- Average Exercise Price Outstanding , Exercised
Weighted- Average Exercise Price Forfeited or expired		$ 19.75
Weighted- Average Exercise Price Outstanding, end of period	$ 19.75	19.75
Weighted- Average Exercise Price, Exercisable, end of period	$ 19.75	$ 19.75
Average Remaining Contractual Term Outstanding	3 years 1 month 6 days	4 years 1 month 6 days	4 years 4 months 24 days
Average Remaining Contractual Term, Forfeited or expired		4 months 24 days
Average Remaining Contractual Exercisable, end of year	3 years 1 month 6 days	4 years 1 month 6 days